Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share price	$ 0.40	$ 0.39
Dividend yield	0.00%	0.00%
Expected volatility	51.00%	52.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.42%	4.43%
Remaining term (in years)	2 years 2 months 12 days	2 years 6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.63%	4.66%
Remaining term (in years)	3 years 2 months 12 days	3 years 4 months 24 days